UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2011 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value
MORTGAGE PASS-THROUGH SECURITIES — 25.9%
Federal Home Loan Mortgage Corporation
782629 — 2.482% 2035	$1,198,509	$1,259,022
847526 — 2.397% 2034	7,954,617	8,339,780
848215 — 2.452% 2038	4,882,270	5,112,225
E97666 — 4% 2018	14,636,657	15,590,821
J11574 — 4% 2020	17,182,104	18,138,288
G18305 — 4% 2024	15,239,084	16,086,834
G14025 — 4% 2025	42,807,287	45,188,656
J12397 — 4% 2025	26,780,609	28,297,730
J11204 — 4.5% 2019	11,432,592	12,138,555
E01322 — 5% 2018	12,789,082	13,799,675
G13091 — 5% 2018	6,359,434	7,022,532
E01642 — 5% 2019	7,769,972	8,619,541
AE0126 — 5% 2020	26,754,101	29,040,774
G13812 — 5% 2020	20,825,392	23,034,550
G14187 — 5.5% 2020	28,769,432	31,185,777
G12139 — 6.5% 2019	3,451,417	3,834,593
P50543 — 6.5% 2037	354,840	417,200
G08107 — 6.5% 2036	4,511,798	5,240,679
A26942 — 6.5% 2034	998,523	1,152,965
Federal National Mortgage Association
AD0705 — 2.612% 2040	8,485,374	8,890,551
890328 — 3% 2020	32,584,641	33,922,892
932108 — 4% 2019	15,022,215	15,836,720
MA0099 — 4% 2019	14,335,195	15,119,330
MA0124 — 4% 2019	3,576,238	3,766,744
MA0150 — 4% 2019	49,240,009	51,877,796
MA0203 — 4% 2019	25,594,923	26,977,817
MA0235 — 4% 2019	23,256,640	24,518,080
MA0267 — 4% 2019	16,723,826	17,634,104
0380 — 4% 2020	13,982,014	14,746,830
932433 — 4% 2020	1,861,585	1,963,414
MA0298 — 4% 2020	86,624,027	91,359,763
MA0322 — 4% 2020	27,108,882	28,595,804
MA0357 — 4% 2020	47,501,234	50,116,652
MA0430 — 4% 2020	8,764,623	9,252,199
AA4552 — 4% 2024	1,654,754	1,814,686
AC8539 — 4% 2024	7,421,945	8,136,159
AB1243 — 4% 2025	42,291,769	44,655,456
AE0307 — 4% 2025	6,811,766	7,467,262
AD9338 — 4% 2025	6,198,938	6,544,033
AH4841 — 4% 2026	33,885,007	35,762,914
735494 — 4.5% 2020	27,771,169	29,789,022
AA8521 — 4.5% 2020	14,313,583	15,382,235
AA0905 — 4.5% 2021	7,839,195	8,427,683
995756 — 5% 2018	20,509,963	22,633,359
735453 — 5% 2019	10,810,291	11,957,587
AE0792 — 5% 2026	20,287,258	22,205,012
995861 — 5% 2021	22,072,195	24,362,627
890122 — 5% 2021	8,924,320	9,867,174
890083 — 5% 2021	11,189,199	12,350,302
257100 — 5.5% 2018	2,213,991	2,466,386
745500 — 5.5% 2018	16,015,817	17,654,235
889318 — 5.5% 2020	17,764,206	19,328,522
735521 — 5.5% 2020	8,661,875	9,666,999
995284 — 5.5% 2020	20,113,483	22,145,951
995327 — 5.5% 2019	4,620,233	5,156,734
889069 — 5.5% 2021	16,631,770	18,333,200
AE0237 — 5.5% 2023	21,519,174	23,841,523
865963 — 5.833% 2036	5,568,073	5,927,047
745832 — 6% 2021	36,539,257	39,524,149
AD0951 — 6% 2021	20,195,917	22,486,740
890225 — 6% 2023	20,495,832	22,820,674
923306 — 6.5% 2037	361,850	401,248
323282 — 7.5% 2028	502,013	581,201
Government National Mortgage Association
782281 — 6% 2023	7,086,074	7,978,352
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$1,147,747,365
MORTGAGE-BACKED SECURITIES — 16.7%
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	$354,394	$354,220
CMSI 2005-5 CL 2A3 — 5% 2020	716,194	734,586
Federal Home Loan Bank
00-0606 CL Y — 5.27% 2012	12,570,660	13,232,380
I7-2014 1 — 5.34% 2014	30,181,210	32,562,809

VN-2015 CL A — 5.46% 2015	24,874,411	27,605,124
00-0986 — 5.739% 2014	23,077,556	25,248,462
Federal Home Loan Mortgage Corporation
3829 CL CD — 3% 2024	9,706,249	9,967,056
2630 CL KS — 4% 2017	6,164,748	6,204,511
2786 CL JC — 4% 2018	1,564,654	1,585,714
3806 CL AB — 4% 2023	27,967,864	29,364,859
2869 CL JA — 4% 2034	11,647,538	11,878,858
2877 CL WA — 4.25% 2034	11,797,310	12,250,681
2706 CL UG — 4.5% 2016	2,964,412	2,971,556
2677 CL LD — 4.5% 2017	7,858,943	7,970,461
2914 CL JQ — 4.5% 2019	7,859,723	8,126,168
3439 CL AC — 4.5% 2022	15,071,303	15,608,896
3578 CL AM— 4.5% 2016	8,175,681	8,694,918
2509 CL CB — 5% 2017	7,439,447	7,862,528
2602 CL ET — 5% 2017	5,202,591	5,356,380
3080 CL MA — 5% 2018	709,478	710,138
2747 CL DX — 5% 2019	11,480,382	12,346,806
3852 CL HA — 5% 2021	21,873,272	23,345,343
3285 CL LC — 5% 2025	14,015,324	14,528,425
2494 CL CF — 5.5% 2017	7,939,355	8,498,206
2503 CL B — 5.5% 2017	7,774,159	8,250,482
R005 CL AB — 5.5% 2018	10,731,774	10,895,541
3808 CL BQ — 5.5% 2025	32,227,755	34,905,237
3806 CL JB — 5.5% 2026	12,296,752	13,441,703
3855 CL HQ — 5.5% 2026	18,048,418	19,621,879
2542 CL PG — 5.5% 2031	1,288,062	1,290,226
2903 CL UZ — 5.5% 2031	2,538,606	2,554,244
2922 CL Z — 5.5% 2032	4,529,936	4,669,866
2670 CL QG — 5.5% 2032	24,152,600	25,115,806
3133 CL BD — 5.75% 2033	3,848,255	3,961,432
3926 CL GP — 6% 2025	14,713,974	15,932,291
3614 CL DY — 6% 2032	21,664,615	24,432,053
Federal National Mortgage Association
2009-68 KA — 3.75% 2022	5,245,082	5,394,829
2011-67 CL EA — 4% 2021	51,030,613	53,827,601
2009-70 CL NU — 4.25% 2019	17,387,789	18,178,933
2004-90 CL GA — 4.35% 2034	9,499,844	9,836,898
2003-24 CL PD — 5% 2018	8,209,083	8,684,471
2008-77 CL DA — 5% 2023	9,062,725	9,517,402
2004-60 CL LB — 5% 2034	17,850,159	19,310,302
2005-4 CL E — 5% 2032	6,004,019	6,116,594
2010-39 CL PL — 5% 2032	16,551,485	17,684,765
2003-W17 CL 1A5 — 5.35% 2033	8,765,601	9,159,264
2011-19 CL WB — 5.5% 2018	19,454,851	20,993,924
2009-116 CL PA — 5.5% 2024	11,398,095	12,115,947
2006-21 CL CA — 5.5% 2029	5,141,807	5,308,556
2002-70 CL QG — 5.5% 2031	540,793	540,923
2003-28 CL PG — 5.5% 2032	6,885,449	7,143,791
2002-87 CL N — 5.5% 2032	3,641,775	3,722,950
2005-118 CL ME — 6% 2032	4,035,080	4,041,496
2002-9 CL PC — 6% 2017	7,621,470	8,250,622
Stanwich Mortgage Loan Trust Series
2009-2A — 3.58516% 2049†	379,235	169,518
2010-1A — 7.2902% 2047†	2,484,222	1,259,500
2010-2A — 5.17756% 2057†	8,289,715	4,185,477
2010-3A — 2.92146% 2038†	4,813,387	2,409,100
2010-4A — 7.98273% 2049†	6,852,119	3,207,477
2011-1 A —6.99% 2039†	11,526,808	6,079,573
2011-2 A — 4.37335% 2050†	9,409,025	5,035,748
Structured Asset Securities Corp 2002-RM1 CL A — 0.94368% 2037†	22,316,509	18,745,868
VOLT 2011-NL3A A1 — 5.1938% 2051†	12,911,498	12,903,622
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1 — 5.25% 2021	15,935,838	16,235,113
TOTAL MORTGAGE-BACKED SECURITIES		$742,140,109
U.S. TREASURY SECURITIES — 16.6%
— 0.375% 2012	$130,000,000	$130,228,800
— 0.375% 2012	84,553,000	84,714,496
— 0.625% 2012	45,000,000	45,124,650
— 1.375% 2012	75,000,000	75,659,183
— 1.375% 2012	40,000,000	40,062,400
— 1.75% 2012	230,000,000	232,346,000
— 4.25% 2012	125,000,000	128,813,750
TOTAL U.S. TREASURY SECURITIES		$736,949,279
STRIPPED MORTGAGE-BACKED SECURITIES — 11.0%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI — 2.25% 2015	$101,639,454	$4,590,038
3948 AI — 3% 2021	17,419,649	1,497,001
3935 LI — 3% 2021	12,876,689	1,074,045
3956 KI — 3% 2021	33,070,518	2,978,000
3968 AI — 3% 2021	12,790,172	1,151,116

3706 AI — 3.5% 2020	29,529,288	2,776,344
3722 AI — 3.5% 2020	25,982,248	2,861,165
3735 AI — 3.5% 2020	13,338,184	1,463,466
3763 NI — 3.5% 2025	9,026,192	891,878
3755 AI — 3.5% 2020	24,971,380	2,563,562
3760 KI — 3.5% 2020	21,890,153	2,408,355
3753 CI KI — 3.5% 2020	5,481,866	624,494
3874 DI — 3.5% 2020	23,137,376	1,778,686
3893 DI — 3.5% 2020	16,824,327	1,298,628
3784 BI — 3.5% 2021	14,975,379	1,646,543
3874 BI — 3.5% 2021	12,379,132	1,168,281
3893 BI — 3.5% 2021	10,257,434	1,009,742
3909 KI — 3.5% 2021	10,834,471	1,096,990
3938 IO — 3.5% 2021	58,572,235	5,674,185
3778 GI — 3.5% 2024	12,508,542	1,078,862
3854 GI — 3.5% 2024	14,189,285	753,806
3852 YI — 3.5% 2025	37,450,954	2,612,953
3904 QI — 3.5% 2025	11,074,595	972,239
3909 UI — 3.5% 2025	23,262,872	1,560,008
3904 NI — 3.5% 2026	20,252,646	2,405,002
3930 AI — 3.5% 2026	20,995,117	2,340,746
2558 CL JW I.O. — 5.5% 2022	2,427,869	104,228
217 I.O. — 6.5% 2032	993,586	209,686
Federal National Mortgage Association
2010-91 MI — 2% 2013	54,065,034	1,520,849
2010-95 MI — 2% 2013	46,473,921	1,246,895
2011-88 BI — 3% 2020	10,576,441	690,959
2011-113 GI — 3% 2021	16,957,068	1,429,820
2011-145 — 3% 2022	43,715,833	3,681,693
2011-137 AI — 3% 2022	29,836,559	2,584,144
2011-138 IG — 3% 2022	33,333,333	2,958,333
2010-124 AI — 3.5% 2020	18,245,015	1,413,989
2010-128 LI — 3.5% 2020	34,840,286	2,678,347
2010-145 BI — 3.5% 2020	15,327,834	1,341,186
2011-75 BI — 3.5% 2020	17,494,265	1,156,896
2011-78 LI — 3.5% 2020	44,733,567	3,159,308
2010-104 CI — 3.5% 2021	33,648,507	2,843,299
2011-61 BI — 3.5% 2021	11,350,597	1,064,119
2011-104 DI — 3.5% 2021	60,627,784	4,988,454
2011-110 AI — 3.5% 2021	25,352,380	2,233,545
2011-125 DI — 3.5% 2021	42,316,164	4,189,300
2011-118 IC — 3.5% 2021	62,138,125	5,750,883
2010-135 DI — 3.5% 2024	27,911,758	2,084,659
2010-137 BI — 3.5% 2024	14,467,600	912,182
2011-22 IC — 3.5% 2025	14,846,911	1,707,395
2011-66 BI — 3.5% 2025	7,936,390	519,992
2011-67 CI — 3.5% 2025	11,312,658	1,040,991
2011-75 A — 3.5% 2025	47,750,065	3,432,752
2011-80 KI — 3.5% 2025	22,226,158	1,680,853
2011-101 IC — 3.5% 2026	113,146,369	13,966,505
2011-101 EI — 3.5% 2026	40,442,125	4,777,226
2011-101 IE — 3.5% 2026	38,405,708	3,772,593
2011-104 IM — 3.5% 2026	34,825,395	3,681,393
2010-89 LI — 4% 2020	29,168,135	3,027,069
2010-104 CI — 4% 2020	12,541,685	1,332,930
2011-69 TI — 4% 2020	19,996,750	1,420,769
2011-67 EI — 4% 2021	33,272,648	2,641,848
2008-15 JI — 4.5% 2022	15,747,950	977,160
2010-30 — 5% 2018	21,780,697	1,735,649
2010-114 CI — 5% 2018	47,512,117	4,357,811
2003-64 XI — 5% 2033	3,825,808	734,211
Government National Mortgage Association
2004-43 — 0.31438% 2044	112,775,386	2,174,309
2002-56 — 0.31523% 2042	635,810	2,085
2006-15 — 0.37704% 2046	25,314,463	638,684
2005-9 — 0.5003% 2045	21,389,173	535,371
2004-10 — 0.50201% 2044	99,203,152	1,175,557
2004-108 — 0.53648% 2044	70,218,925	1,604,502
2008-48 — 0.53807% 2048	113,029,122	3,562,678
2006-30 — 0.62153% 2046	25,486,703	936,381
2008-78 — 0.62314% 2048	96,353,250	3,977,462
2006-55 — 0.63965% 2046	89,104,645	3,046,488
2006-5 — 0.64971% 2046	98,982,597	3,033,817
2005-90 — 0.66101% 2045	97,284,952	2,706,467
2011-10 — 0.71230% 2045	123,013,109	5,645,072
2007-4 — 0.72353% 02047	43,386,639	1,666,481
2008-45 — 0.72623% 2048	131,754,856	4,176,629
2007-15 — 0.79527% 2047	154,030,017	6,809,667
2010-161 IA — 0.83779% 2050	297,718,772	14,829,372
2005-50 — 0.86808% 2045	32,757,139	1,148,138
2007-34 — 0.87283% 2047	55,786,547	2,620,852

2006-67 — 0.87398% 2046	75,245,454	2,823,209
2010-18 — 0.88084% 2050	187,546,765	9,555,508
2010-123 — 0.89816% 2050	89,252,468	5,333,727
2007-77 — 0.90181% 2047	163,968,560	7,112,956
2007-55 — 0.90338% 2047	144,056,848	6,384,600
2010-63 — 0.96513% 2050	95,168,023	4,723,189
2008-92 — 0.97105% 2048	133,438,193	6,643,888
2008-8 — 1.04444% 2047	169,497,041	6,579,875
2011-6 — 1.0447% 2052	253,889,403	15,830,004
2009-119 — 1.04921% 2049	339,846,847	18,881,891
2009-105 — 1.08812% 2049	159,016,447	9,688,872
2011-143 — 1.10440% 2053	101,381,961	14,135,687
2008-24 — 1.10911% 2047	63,915,822	2,754,133
2009-60 — 1.12751% 2049	150,930,462	8,456,634
2009-86 — 1.12771% 2049	166,291,485	9,302,346
2011-64 IX — 1.13094% 2044	162,114,501	12,145,618
2010-28 — 1.16412% 2050	165,566,853	9,791,624
2011-120 — 1.16933% 2043	125,655,254	15,821,253
2011-49 — 1.17510% 2045	96,314,952	6,663,068
2010-49 — 1.19151% 2050	170,914,913	10,261,731
2011-149 — 1.2051% 2046	169,806,603	14,221,303
2009-4 — 1.27176% 2049	150,921,552	9,121,699
2011-78 IX — 1.27273% 2046	192,786,265	14,657,540
2011-16 — 1.28516% 2046	156,538,574	10,844,992
2009-49 — 1.39298% 2049	163,786,746	10,678,896
2011-92 IX — 1.44468% 2044	45,096,469	3,868,826
2010-148 IX — 1.47371% 2052	91,467,714	7,053,075
2009-71 — 1.68999% 2049	184,364,703	13,453,092
2009-30 — 1.93076% 2049	115,958,961	9,957,396
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	993,587	918,293
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$487,280,993
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
Government National Mortgage Association
2011-49 CL AB — 2.8% 2034	$41,673,957	$42,318,653
2006-15 A — 3.727% 2027	392,576	392,289
2006-68 CL A — 3.888% 2026	547,438	547,339
2011-120 CL A — 3.9428% 2033	48,570,839	50,763,812
2006-67 CL A — 3.947% 2030	3,447,562	3,500,999
2011-143 CL AB — 3.97274% 2033	48,657,344	51,124,758
2004-108 A — 3.999% 2027	10,912,856	11,056,469
2006-30 A — 4.175% 2028	19,070,531	19,390,535
2006-51 CL A — 4.253% 2030	1,893,871	1,911,920
2007-15 CL B — 4.425% 2032	40,922,000	42,890,348
2008-39 CL A — 4.5% 2023	7,892,699	7,985,201
2005-52 CL C — 4.578% 2045	7,611,750	7,857,610
2006-67 CL GA — 4.61739% 2034	10,998,812	11,104,401
2004-78 CL C — 4.658% 2029	2,455,312	2,501,005
2005-34 CL B — 4.739% 2029	4,613,527	4,632,166
2008-92 CL A — 4.771% 2027	5,793,193	5,870,532
2007-69 CL B — 4.959% 2030	15,085,000	15,585,219
2006-39 CL B — 5.223% 2028	19,157,840	19,427,199
2004-60 CL C — 5.24% 2028	4,265,842	4,282,223
2006-8 CL C — 5.313% 2036	35,973,655	37,470,519
2008-59 CL B — 5.553% 2026	10,697,305	10,941,952
GS Mortgage Securities Corporation II
2007-EOP A1 — 1.14249% 2020†	9,191,855	9,102,602
2007-EOP A2 — 1.31693% 2020†	20,755,000	20,631,093
2007-EOP A3 — 1.53497% 2020†	15,445,000	15,320,359
JP Morgan Clearing Corporation 2011-FL1 MH — 5.29% 2028†	20,000,000	19,352,000
Merrill Lynch Floating Rate Trust Pass- Through Certificate 2006-1 B — 0.448% 2022†	2,000,000	1,985,000
LSTAR Commercial Mortgage Trust 2001-1 A — 3.9129% 2017†	15,223,418	15,348,859
Washington Mutual Commercial Mortgage Series Trust 2007-SL2 CL A — 5.31147% 2049†	35,780,604	36,005,664
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$469,300,726
ASSET-BACKED SECURITIES — 10.5%
Cabela’s Inc. 2011-4A A2 — 0.8283% 2019 †	$15,209,000	$15,308,011
Case New Holland Wholesale Master Note Trust 2009-1A A — 1.88705% 2015†	18,500,000	18,495,190
Credit Acceptance Auto Loan Trust 2011-1 A — 2.61% 2019†	19,295,000	19,214,926
FIFC Premium Funding LLC 2009-A A — 1.7283% 2014†	49,755,000	50,608,298
First National Master Note Trust 2009-3 A — 1.6283% 2015	28,150,000	28,278,645
GE Capital Credit Card Master Note Trust 2009-2 A — 3.69% 2015	6,697,000	6,792,968
HFG HEALTHCO-4 LLC 2011-1A A — 2.52022% 2017†	16,552,000	17,576,569
MassMutual Asset Finance LLC
2011-AA A2 — 0.90% 2014†	22,420,000	22,295,345
2009-AA — 2.37% 2013†	27,900,070	28,092,580
PFS Financing Corpation
2010-CA A — 1.6783% 2014†	53,595,000	55,168,549
2011-BA A — 1.7783% 2016†	43,390,000	43,390,000
2011-BA B — 2.5283% 2016†	4,000,000	4,000,000
Prestige Auto Receivables Trust
2009-1A B — 10% 2013†	6,697,532	7,055,716

2011-1A A2 — 1.25% 2014†	17,019,314	16,957,023
National Collegiate Student Loan Trust 2006-3 A2 — 0.36722% 2026	44,370,239	43,510,566
Santander Drive Auto Receivables Trust
SDART 2010-B A2 — 1.01% 2013†	16,406,618	16,418,923
SDART 2011-3 A2 — 1.11% 2014	33,500,000	33,389,450
SDART 2011-4 A2 — 1.37% 2015	26,260,000	26,082,482
World Financial Network Credit Card Master Trust II 2010-1 — 4.16% 2017†	15,255,000	15,489,927
TOTAL ASSET-BACKED SECURITIES		$468,125,168
CORPORATE BONDS & DEBENTURES — 2.9%
AIG/ILFC — 0.7475% 2012	$24,420,000	$23,668,597
Barclays Bank plc — 1.9% 2014	38,654,000	36,535,374
CIT Group
— 7% 2016	3,925,000	3,905,375
— 7% 2017	5,925,000	5,895,375
Continental Airlines Company
— 8.388% 2020	11,666,048	11,413,479
— 1997-1 1A 7.461% 2015	1,761,041	1,745,931
Qwest Corporation
— 3.79625% 2013	7,139,000	7,164,986
— 7.625% 2015	16,142,000	17,724,239
United Airlines, Inc. — 9.875% 2013†	21,034,000	21,440,587
TOTAL CORPORATE BONDS & DEBENTURES		$129,493,943
U.S. TREASURY SECURITIES- SHORT TERM — 1.7%
U.S. TREASURY Notes — 0.875% 2012	$75,000,000	$75,047,250
U.S. AGENCIES SECURITIES — 0.8%
Federal National Mortgage Association — 0.4% 2012	$33,700,000	$33,709,436
TOTAL U.S. AGENCIES SECURITIES

TOTAL INVESTMENT SECURITIES — 96.7% (Cost $4,303,543,989)		$4,289,794,269
SHORT-TERM INVESTMENTS — 3.0% (Cost $131,830,054)
State Street Bank Repurchase Agreement — 0.01% 01/03/12 (Collateralized by $6,700,000 Principal Amount U.S. Treasury Note- 1.5% 2016, Market Value $6,968,000)	$6,831,000	$6,831,004
Chevron Funding Corporation — 0.03% 01/09/12	55,000,000	54,999,633
Exxon Mobil Corporation — 0.03% 01/11/12	70,000,000	69,999,417
TOTAL SHORT-TERM INVESTMENTS		$131,830,054

TOTAL INVESTMENTS — 99.7% (Cost $4,435,374,043) — NOTE 2		$4,421,624,323
Other assets and liabilities, net — 0.3%		13,736,905
TOTAL NET ASSETS — 100.0%		$4,435,361,228

*                 Non-income producing securities

†                  Restricted securities. These restricted securities constituted 11.8% of total net assets at December 31, 2011.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 during the three months ended December 31, 2011.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2011:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Mortgage Pass-Through	—	$1,147,747,365	—	$1,147,747,365
Mortgage-Backed	—	701,047,848	$41,092,261	742,140,109
U.S. Treasuries	—	736,949,279	—	736,949,279
Stripped Mortgage-Backed	—	487,280,993	—	487,280,993
Commercial Mortgage-Backed	—	469,300,726	—	469,300,726
Asset-Backed	—	468,125,168	—	468,125,168
Corporate	—	129,493,943	—	129,493,943
U.S. Treasuries- Short Term	—	75,047,250	—	75,047,250
U.S. Agencies	—	33,709,436	—	33,709,436
Short-Term Investments	—	131,830,054	—	131,830,054
Total Investments	$—	$4,380,532,062	$41,092,261	$4,421,624,323

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended December 31:

Investment	Beginning Value at October 1, 2011	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)	Ending Value at December 31, 2011

Mortgage-Backed	$44,951,618	$(3,859,357)	$—	—	$41,092,261

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $4,313,264,674 for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$46,367,588
Gross unrealized depreciation:	(69,837,993)
Net unrealized depreciation:	$(23,470,405)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 29, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     February 29, 2012